Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated March 23, 2020 to the

Statutory Prospectus for Class A, Class C, Class T, Class R,

Institutional Class, Class R6, Class P and Administrative Class

Shares of Allianz Funds,

Dated August 28, 2019 (as supplemented thereafter)

Disclosure Relating to AllianzGI NFJ Dividend Value Fund (for purposes of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby revised to remove all references to L. Baxter Hines as portfolio manager of the Fund.

Corresponding changes are hereby made to the information relating to the Fund contained in the subsection entitled “Management of the Funds—Investment Manager.”

Disclosure Relating to AllianzGI NFJ International Value Fund (for purposes of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby revised and restated in its entirety as follows:

J. Garth Reilly, co-lead portfolio manager, analyst and vice president for the Value Equity US team, has managed the Fund since 2018.

Benno J. Fischer, CFA, portfolio manager, analyst, managing director and Vice Chair for the Value Equity US team, has managed the Fund since 2003.

Paul A. Magnuson, portfolio manager, analyst and managing director for the Value Equity US team, has managed the Fund since 2008.

R. Burns McKinney, CFA, co-lead portfolio manager, analyst, managing director and CIO Value Equity US team, has managed the Fund since 2006.

John R. Mowrey, CFA, portfolio manager, analyst, managing director and CIO Value Equity US team, has managed the Fund since 2013.

Thomas W. Oliver, CFA, CPA, portfolio manager, analyst and managing director for the Value Equity US team, has managed the Fund since 2006.

Corresponding changes are hereby made to the information relating to the Fund contained in the subsection entitled “Management of the Funds—Investment Manager.”

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated March 23, 2020 to the

Statement of Additional Information

of Allianz Funds,

Dated August 28, 2019 (as supplemented thereafter)

Disclosure Relating to AllianzGI NFJ Dividend Value Fund and AllianzGI International Value Fund (the “Funds”)

Effective immediately, the subsection “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to remove all references to L. Baxter Hines as a portfolio manager of the Funds.